Redeemable Convertible Preferred Stock and Stockholders' (Deficit) Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Redeemable Convertible Preferred Stock And Stockholders Deficit Equity [Abstract]
Schedule of Authorized, Issued and Outstanding Shares, Issue Price, Conversion Price, Liquidation Preference and Carrying Value of Series Preferred

The authorized, issued and outstanding shares, issue price, conversion price, liquidation preference, and carrying value of the Series Preferred as of December 31, 2019 were as follows:

	As of December 31, 2019
	(in thousands, except share and per share amounts)
	Shares authorized	Shares issued and outstanding	Issue price	Per share conversion price	Liquidation preference	Carrying value
Series A	3,983,996	3,983,996	$1.61	$1.61	$6,419	$6,167
Series B	4,716,484	4,716,484	2.48	2.48	11,709	42,425
Series C	9,134,242	9,134,242	5.93	5.93	54,209	88,739
Series D	14,431,136	14,431,136	6.58	6.58	95,000	142,724
Series E	6,163,792	6,163,792	8.11	8.11	50,000	64,042
Series F	12,705,580	12,115,610	8.53	8.53	103,346	127,820
Series G	16,280,040	16,280,040	8.98	8.98	146,113	174,764
Series H	18,708,094	16,743,328	13.60	13.60	227,651	227,651

	86,123,364	83,568,628			$694,447	$874,332

The authorized, issued and outstanding shares, issue price, conversion price, liquidation preference, and carrying value of the Series Preferred were as follows as of December 31, 2018 and 2019:

	December 31, 2018
	(in thousands, except share and per share amounts)
	Shares authorized	Shares issued and outstanding	Issue price	Per share conversion price	Liquidation preference	Carrying value
Series A	3,983,996	3,983,996	$1.61	$1.61	$6,419	$6,167
Series B	4,716,484	4,716,484	2.48	2.48	11,709	29,478
Series C	9,134,242	9,134,242	5.93	5.93	54,209	68,004
Series D	14,431,136	14,431,136	6.58	6.58	95,000	111,481
Series E	6,163,792	6,163,792	8.11	8.11	50,000	52,269
Series F	12,705,580	12,115,610	8.53	8.53	103,346	105,588
Series G	19,497,554	16,280,040	8.98	8.98	146,113	146,113

	70,632,784	66,825,300			$466,796	$519,100

	December 31, 2019
	(in thousands, except share and per share amounts)
	Shares authorized	Shares issued and outstanding	Issue price	Per share conversion price	Liquidation preference	Carrying value
Series A	3,983,996	3,983,996	$1.61	1.61	$6,419	$6,167
Series B	4,716,484	4,716,484	2.48	2.48	11,709	42,425
Series C	9,134,242	9,134,242	5.93	5.93	54,209	88,739
Series D	14,431,136	14,431,136	6.58	6.58	95,000	142,724
Series E	6,163,792	6,163,792	8.11	8.11	50,000	64,042
Series F	12,705,580	12,115,610	8.53	8.53	103,346	127,820
Series G	16,280,040	16,280,040	8.98	8.98	146,113	174,764
Series H	18,708,094	16,743,328	13.60	13.60	227,651	227,651

	86,123,364	83,568,628			$694,447	$874,332